Convertible Promissory Notes (Schedule of Valuation Assumptions) (Details) (Convertible Debt [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Risk free interest rate	0.44%	0.38%
Term in year	2 years	3 years
Expected volatility	181.90%	208.60%
Expected dividend yield	0.00%	0.00%
First Capital A.G. Note Five [Member]
Debt Instrument [Line Items]
Common stock issuable upon conversion	717,283	717,283
Market value of common stock on measurement date		$ 0.12	[1]
Adjusted Exercise price		$ 0.14
Risk free interest rate		0.07%	[2]
Term in year		3 months 26 days
Expected volatility		208.60%	[3]
Expected dividend yield		0.00%	[4]

[1]	The market value of common stock is the stock price at the close of trading on the date of December 31, 2013.
[2]	The risk-free interest rate was determined by management using the Treasury Bill rates with maturity from 3-month to 6-month as of December 31, 2013.
[3]	Expected volatility is based on average volatility of historical share trade information. The Company believes this method produces an estimate that is representative of the Company's expectations of future volatility over the expected term of the warrants.
[4]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.